INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Tax Contingency [Line Items]
Increase (decrease) in valuation allowance					$ 6,500	$ 3,100	$ (7,400)
Increase in balances related to tax positions in prior period					8,000
Total unrecognized tax benefit including interest and penalties					89,500
Unrecognized tax benefits that would impact effective tax rate	$ 78,000		$ 78,000		77,100
Accrued interest and penalties	1,300		1,300		1,200
Unrecognized tax benefits	$ 90,500		$ 90,500		88,341	$ 96,343	$ 99,603	$ 101,119
Increase in unrecognized tax benefits is reasonably possible					12,600
Increase in unrecognized tax benefits valuation allowance is reasonably possible					11,900
Increase in unrecognized tax benefits net is reasonably possible					700
Federal net operating loss					208,500
Tax credit carryforwards					47,300
Indefinite lived operating loss carry forward					12,800
Acquired net operating losses included in carryforwards					11,100
Acquired credits included in carryforwards					2,500
Effective Income Tax Rate Reconciliation, Percent	(2.30%)	(19.00%)	(1.60%)	(9.30%)
Other long-term assets
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 83,000		$ 83,000		82,400
Other long-term liabilities
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 7,600		$ 7,600		$ 7,100